ATR QM Data Fields
Loans in Report: 5

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
76468502	XXXXXXXXX	Not covered/exempt	No	No
78855730	XXXXXXXXX	Not covered/exempt	No	No
98488920	XXXXXXXXX	Not covered/exempt	No	No
55406256	XXXXXXXXX	Not covered/exempt	No	No
72671614	XXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
5